UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2019

Date of reporting period: February 28, 2019

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Innovation Shares

NextGen Protocol ETF

Schedule of Investments

February 28, 2019 (Unaudited)

Description	Shares/Par Amount	Fair Value

COMMON STOCK — 99.7%

Canada — 0.1%
TMX Group	238	$14,931

France — 6.8%
AXA	10,183	258,521
BNP Paribas	4,981	255,547
Capgemini	697	83,495
Engie	8,789	132,607
		730,170
Germany — 4.4%
SAP	3,825	410,293
Wirecard (A)	459	62,981
		473,274
Hong Kong — 1.5%
Hong Kong Exchanges & Clearing	4,500	155,125

India — 1.6%
Infosys ADR (A)	16,269	174,404

Japan — 0.3%
GMO internet	400	6,640
HIS	200	7,654
SBI Holdings	1,000	21,056
		35,350
South Korea — 1.2%
Samsung SDS	289	59,229
SK Telecom	306	70,875
Vidente*	119	656
		130,760
Switzerland — 4.3%
Nestle	5,083	461,052

Taiwan — 5.5%
Hon Hai Precision Industry	52,000	122,834
Taiwan Semiconductor Manufacturing ADR	11,764	459,384
		582,218
United Kingdom — 4.4%
BP PLC	65,518	465,707

United States — 69.6%
Consumer Discretionary— 4.2%
Amazon.com*	272	446,034
Overstock.com (A) *	136	2,694
		448,728
Consumer Staples— 0.3%
Bunge	510	27,071

Financials— 6.1%
American Express	3,519	379,137
CME Group, Cl A	1,496	272,137
GAIN Capital Holdings (A)	170	1,173
		652,447
Industrials— 2.9%
FedEx	1,224	221,544
IHS Markit*	1,615	85,869
		307,413
Information Technology— 56.1%
Accenture, Cl A	2,040	329,215
Advanced Micro Devices (A) *	3,995	94,002
Check Point Software Technologies*	612	74,848
Cisco Systems	8,789	455,006
Intel	9,197	487,073
International Business Machines	3,128	432,071
Intuit	1,037	256,274
Mastercard, Cl A	2,210	496,742
Micron Technology*	4,760	194,589
Microsoft	4,012	449,464
NVIDIA	2,703	416,965
Oracle	8,398	437,788
PayPal Holdings*	4,131	405,127
salesforce.com*	2,720	445,128
Square, Cl A (A) *	1,734	140,870
Visa, Cl A (A)	3,213	475,910
VMware, Cl A (A)	1,615	277,473
Xilinx	986	123,546
		5,992,091
		7,427,750

Total Common Stock
(Cost $9,980,972)		10,650,741

MONEY MARKET — 0.1%
JP Morgan U.S. Government Money Market, Class L, 2.300%(B)	11,883	11,883

Total Money Market (Cost $11,883)		11,883

REPURCHASE AGREEMENT (C)(D) — 0.6%
RBC Dominion Securities, Inc.
2.550%, dated 02/28/2019, to be repurchased on 03/01/2019, repurchase price $64,963 (collateralized by various U.S. Treasury obligations, par values ranging from $0 to $5,324, 0.000% to 7.250%, 05/15/2019 to 09/09/2048, with a total market value of $66,247)	$64,948	64,948
Total Repurchase Agreement
(Cost $64,948)		64,948

Total Investments - 100.4%
(Cost $10,057,803)		$10,727,572

Innovation Shares

NextGen Protocol ETF

Schedule of Investments

February 28, 2019 (Unaudited)

Percentages are based on Net Assets of $10,680,105.

*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2019. The total market value of securities on loan at February 28, 2019 was $663,344.
(B)	The rate reported is the 7-day effective yield as of February 28, 2019.
(C)	Tri-Party Repurchase Agreement.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities at February 28, 2019 was $64,948.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

The following is a list of the inputs used as of February 28, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,650,741	$—	$—	$10,650,741
Money Market	11,883	—	—	11,883
Repurchase Agreement	—	64,948	—	64,948
Total Investments in Securities	$10,662,624	$64,948	$—	$10,727,572

For the period ended February 28, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended February 28, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

INN-QH-001-0300

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2019

By (Signature and Title)	/s/James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: April 26, 2019